Touchstone Small Company Fund Expense Example - Touchstone Small Company Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 611
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	1,828
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,343
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,140
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,120
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,033